Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue Arrangement [Line Items]
Total deferred revenue	$ 169,718	$ 153,973
Launch Revenue
Deferred Revenue Arrangement [Line Items]
Total deferred revenue	75,643	65,403	$ 40,200
Spacecraft Solutions Revenue
Deferred Revenue Arrangement [Line Items]
Total deferred revenue	89,970	87,291	56,500
Other revenue
Deferred Revenue Arrangement [Line Items]
Total deferred revenue	$ 4,105	$ 1,279	$ 26,500